INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Disclosure of income tax expense (recovery) [Table Text Block]
	Years ended December 31,
	2025	2024
Current income tax:
Current income tax expense	1,696	3,482
Deferred income tax:
Origination and reversal of temporary differences	(21,379)	31,061
Deferred tax adjustments related to prior periods	278	(3,001)
Deferred income tax (recovery) expense	(21,101)	28,060
Income tax (recovery) expense	(19,405)	31,542

Disclosure of effective tax rate reconciliation [Table Text Block]
	Years ended December 31,
	2025	2024
Income tax (recovery) expense at Canadian statutory rate of 36.5%(1)	(18,055)	6,603
Permanent differences	13,844	20,684
Foreign tax rate differential	1,482	629
Unrecognized tax benefits	1,097	6,627
Utilization of previously unrecognized capital losses	(9,238)	-
Recognition of previously unrecognized non capital losses	(7,569)	-
Deferred tax adjustments related to prior periods	(966)	(3,001)
Income tax (recovery) expense	(19,405)	31,542

Disclosure of deferred tax assets and liabilities [Table Text Block]
	As at December 31,
	2025	2024
Property, plant and equipment	(105,117)	(3,620)
Other financial assets	55,756	6,370
Provisions	3,060	-
Other financial liabilities	(8,356)	(9,585)
Tax loss carry-forwards and other tax attributes	76,168	32,061
Deferred tax assets	21,511	25,226

Property, plant and equipment	(270,106)	(336,232)
Other financial assets	29,914	31,511
Provisions	37,808	44,096
Tax loss carry-forwards and other tax attributes	43,538	76,661
Deferred tax liabilities	(158,846)	(183,964)

Disclosure of unrecognized deferred tax assets and liabilities [Table Text Block]
	As at December 31,
	2025	2024
Deductible temporary differences:
Debt	80,731	89,820
Losses and tax pools	50	28,082
Other financial assets	-	16,951
Deferred tax asset:
Debt	11,026	17,096
Losses and tax pools	14	7,582
Other financial assets	-	2,288